Accrued liabilities and provisions - Additional information (Details) $ in Millions, $ in Millions							3 Months Ended	12 Months Ended				48 Months Ended
	Mar. 21, 2024 country	Sep. 07, 2023 USD ($)	Jun. 28, 2019 USD ($)	Mar. 16, 2018 USD ($)	May 25, 2016 USD ($)	Mar. 08, 2016 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 COP ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jun. 28, 2019 COP ($)	Jun. 28, 2019 USD ($)	Mar. 16, 2018 COP ($)	Mar. 16, 2018 USD ($)	Apr. 28, 2017 COP ($)	Apr. 28, 2017 USD ($)
Disclosure of accrued liabilities and provisions [Line Items]
Mandatory investments, natural resources								1.00%	1.00%	1.00%
Minimum current plans executed | item								240	240
Percentage of forced investment								1.00%	1.00%
Minimum Percentage of Execution of Forced Obligation								1.00%	1.00%
Minimum historical execution amount								$ 90,000
Unidentified expenses												$ 22
Unidentified project cost									$ 269
Legal proceedings in process, claims made, value					$ 213
Legal fees							$ 9
Number of former officials | item								8	8
Number of former presidents | item								3	3
Number of former financial vice-presidents | item								5	5
McDermott International Ltd
Disclosure of accrued liabilities and provisions [Line Items]
Number of countries the business group is having presence | country	54
Vice President
Disclosure of accrued liabilities and provisions [Line Items]
Number of former officials being investigated | item								5	5
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Amount awarded to other party		$ 1,000
Dismissal of claim amount by Plaintif		$ 400
Number of former officials being investigated | item								8	8
Legal proceedings in process, claims made, value						$ 2,000
Contingent asset claim															$ 432,303	$ 129
Contingent asset claim invoices provisionally paid			$ 137	$ 139							$ 122
Legal proceedings in process, claims made, value updated including interest													$ 503,241	$ 137
Contingent asset non detailed counterclaim																	$ 387,558	$ 116
Contingent Asset Compliance Letter Of Credit																		$ 70
Refineria de Cartagena | McDermott International Ltd
Disclosure of accrued liabilities and provisions [Line Items]
Percentage of preferred shares issued	19.90%
Refineria de Cartagena | President
Disclosure of accrued liabilities and provisions [Line Items]
Number of former officials being investigated | item								3	3
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Percentage of shares acquired							19.90%
Refineria de Cartagena | Letters of credits one
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan							$ 70
Refineria de Cartagena | Letters of credits two
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan							$ 95
Exploration and Production [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections								5.02%	5.02%	5.30%
Transport and logistics [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections								5.20%	5.20%	5.58%
Refining and petrochemicals [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections								5.51%	5.51%	6.36%